CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 3,492,812	$ 4,119,090
Restricted cash	93,972	40,200
Accounts receivable, net of allowance for credit losses of US$89,130 and US$49,916 as of December 31, 2024 and 2025, respectively	1,802,899	2,860,537
Prepaid expenses and other current assets	712,696	1,449,369
Total current assets	6,102,379	8,469,196
Property and equipment, net	78,954	50,152
Operating lease right-of-use assets	292,070	176,718
Long-term investments	259,197	253,443
Other non-current assets	123,223	35,534
TOTAL ASSETS	6,855,823	8,985,043
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	2,186,068	3,460,424
Short-term borrowings	2,062,941	2,504,034
Accrued salary and benefits	585,898	776,118
Operating lease liabilities, current	137,339	162,589
Accrued expenses and other current liabilities	1,177,992	1,196,334
Deferred revenue	697,666	1,002,579
Total current liabilities	6,847,904	9,102,078
Operating lease liabilities, non-current	156,108
TOTAL LIABILITIES	7,004,012	9,102,078
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	218,417,583	218,379,858
Accumulated deficit	(216,937,975)	(216,859,796)
Accumulated other comprehensive loss	(1,676,169)	(1,685,469)
Total shareholders' deficit	(148,189)	(117,035)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	6,855,823	8,985,043
Class A
Shareholders' deficit:
Ordinary shares	45,910	45,910
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462